Segment information	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Segment information
5. Segment information
(1) Outline of reporting segments
The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.
The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, SUVs, trucks and related parts and accessories. The Financial services segment consists primarily of financing and vehicle leasing operations to assist in the merchandising of Toyota’s products as well as other products. The All other segment includes telecommunications and other businesses.
(2) Segment information
As of and for the year ended March 31, 2020

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	26,770,379	2,172,854	923,314	—	29,866,547
Inter-segment revenues and transfers	29,364	20,316	581,606	(631,286)	—

Total	26,799,743	2,193,170	1,504,920	(631,286)	29,866,547
Operating expenses	24,786,609	1,909,429	1,401,564	(630,287)	27,467,315

Operating income	2,013,134	283,742	103,356	(999)	2,399,232

Total assets	19,450,102	25,390,541	2,119,951	7,011,769	53,972,363
Investments accounted for using the equity method	3,810,310	65,471	283,355	138,428	4,297,564
Depreciation and amortization	821,958	739,484	33,905	—	1,595,347
Capital expenditures	1,437,932	2,061,334	68,363	14,818	3,582,448
As of and for the year ended March 31, 2021

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	24,597,846	2,137,195	479,553	—	27,214,594
Inter-segment revenues and transfers	53,706	25,042	572,812	(651,560)	—

Total	24,651,552	2,162,237	1,052,365	(651,560)	27,214,594
Operating expenses	23,044,391	1,666,645	967,015	(661,205)	25,016,845

Operating income	1,607,161	495,593	85,350	9,645	2,197,748

Total assets	21,412,034	28,275,239	2,720,720	9,859,147	62,267,140
Investments accounted for using the equity method	3,698,990	71,336	248,814	141,664	4,160,803
Depreciation and amortization	893,704	715,757	34,829	—	1,644,290
Capital expenditures	1,341,032	2,151,455	76,370	40,843	3,609,699
As of and for the year ended March 31, 2022

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	28,531,993	2,306,079	541,436	—	31,379,507
Inter-segment revenues and transfers	73,745	17,947	588,441	(680,133)	—

Total	28,605,738	2,324,026	1,129,876	(680,133)	31,379,507
Operating expenses	26,321,448	1,667,025	1,087,575	(692,237)	28,383,811

Operating income	2,284,290	657,001	42,302	12,104	2,995,697

Total assets	24,341,737	31,681,472	3,091,011	8,574,551	67,688,771
Investments accounted for using the equity method	4,354,085	79,414	258,750	145,646	4,837,895
Depreciation and amortization	1,026,834	761,801	33,245	—	1,821,880
Capital expenditures	1,422,429	2,156,339	51,200	(18,381)	3,611,587
Accounting policies applied by each segment is in conformity with those of Toyota’s consolidated financial statements. Transfers between industry segments are made in accordance with terms and conditions in the ordinary course of business.
Unallocated amounts included in assets represent assets held for corporate purpose, which mainly consist of cash and cash equivalents and financial assets measured at fair value through other comprehensive income, and the balances as of March 31, 2020, 2021 and 2022 are ¥8,584,459 million, ¥11,344,879 million and ¥10,020,460 million, respectively.
(3) Consolidated Financial Statements on
Non-Financial
Services Businesses and Financial Services Business
The financial data below presents separately Toyota’s
non-financial
services and financial services businesses.
(i) Consolidated Statement of Financial Position on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	March 31, 2021	March 31, 2022
Assets
(Non-Financial Services Businesses)
Current assets
Cash and cash equivalents	3,274,149	4,299,522
Trade accounts and other receivable	3,063,314	3,184,782
Other financial assets	3,778,119	2,028,649
Inventories	2,888,028	3,821,356
Other current assets	664,097	746,134

Total current assets	13,667,707	14,080,444

Non-current assets
Property, plant and equipment	6,805,166	7,302,017
Other	14,721,626	15,769,015

Total non-current assets	21,526,792	23,071,032

Total assets	35,194,499	37,151,476

(Financial Services Business)
Current assets
Cash and cash equivalents	1,826,707	1,814,133
Trade accounts and other receivable	216,767	206,588
Receivables related to financial services	6,756,189	7,181,327
Other financial assets	1,021,738	1,058,620
Other current assets	198,068	221,738

Total current assets	10,019,469	10,482,407

Non-current assets
Receivables related to financial services	12,449,525	14,583,130
Property, plant and equipment	4,605,988	5,024,625
Other	1,200,256	1,591,311

Total non-current assets	18,255,770	21,199,065

Total assets	28,275,239	31,681,472

(Elimination)
Elimination of assets	(1,202,599)	(1,144,177)

(Consolidated)

Total assets	62,267,140	67,688,771

Note: Assets in
non-financial
services include unallocated corporate assets.

	Yen in millions
	March 31, 2021	March 31, 2022
Liabilities
(Non-Financial Services Businesses)
Current liabilities
Trade accounts and other payables	3,801,753	4,023,857
Short-term and current portion of long-term debt	2,348,514	1,041,557
Accrued expenses	1,322,353	1,421,194
Income taxes payable	262,727	695,888
Other current liabilities	2,650,433	2,778,172

Total current liabilities	10,385,779	9,960,668

Non-current liabilities
Long-term debt	1,523,134	1,538,884
Retirement benefit liabilities	1,015,156	1,004,558
Other non-current liabilities	1,509,535	1,830,146

Total non-current liabilities	4,047,825	4,373,588

Total liabilities	14,433,605	14,334,256

(Financial Services Business)
Current liabilities
Trade accounts and other payables	510,670	477,550
Short-term and current portion of long-term debt	10,286,251	10,576,910
Accrued expenses	102,200	124,088
Income taxes payable	88,153	130,927
Other current liabilities	1,002,615	1,414,606

Total current liabilities	11,989,889	12,724,080

Non-current liabilities
Long-term debt	12,044,994	13,882,650
Retirement benefit liabilities	19,940	18,190
Other non-current liabilities	696,294	722,257

Total non-current liabilities	12,761,228	14,623,097

Total liabilities	24,751,117	27,347,177

(Elimination)
Elimination of liabilities	(1,205,911)	(1,147,482)

(Consolidated)

Total liabilities	37,978,811	40,533,951

Shareholders’ equity

(Consolidated) Total Toyota Motor Corporation shareholders’ equity	23,404,547	26,245,969

(Consolidated) Non-controlling interests	883,782	908,851

(Consolidated) Total shareholders’ equity	24,288,329	27,154,820

(Consolidated) Total liabilities and shareholders’ equity	62,267,140	67,688,771

(ii) Consolidated Statement of Income on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2022
(Non-Financial Services Businesses)
Sales revenues	27,710,128	25,103,190	29,104,564
Cost of revenues	23,104,047	21,199,915	24,250,860
Selling, general and administrative	2,492,039	2,206,205	2,518,182

Operating income	2,114,042	1,697,070	2,335,522

Other income (loss), net	394,278	742,785	998,001

Income before income taxes	2,508,319	2,439,855	3,333,522

Income tax expense	615,546	528,413	944,594

Net income	1,892,774	1,911,442	2,388,928

Net income attributable to
Toyota Motor Corporation	1,818,022	1,875,467	2,369,399
Non-controlling interests	74,752	35,975	19,529

(Financial Services Business)
Sales revenues	2,193,170	2,162,237	2,324,026
Cost of revenues	1,397,344	1,202,277	1,178,509
Selling, general and administrative	512,085	464,368	488,517

Operating income	283,742	495,593	657,001

Other income (loss), net	835	(3,090)	16

Income before income taxes	284,577	492,503	657,017

Income tax expense	66,284	121,536	171,327

Net income	218,293	370,967	485,690

Net income attributable to
Toyota Motor Corporation	218,060	369,824	480,716
Non-controlling interests	233	1,143	4,974

(Elimination)
Elimination of net income	59	(30)	(4)
(Consolidated)

Net income	2,111,125	2,282,378	2,874,614

Net income attributable to
Toyota Motor Corporation	2,036,140	2,245,261	2,850,110
Non-controlling interests	74,985	37,118	24,504

(iii) Consolidated Statement of Cash Flows on
Non-Financial
Services Businesses and Financial Services
Business

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2022
(Non-Financial Services Businesses)
Cash flows from operating activities
Net income	1,892,774	1,911,442	2,388,928
Depreciation and amortization	855,863	928,533	1,060,079
Share of profit (loss) of investments accounted for using the equity method	(298,494)	(345,374)	(552,515)
Income tax expense	615,546	528,413	944,594
Changes in operating assets and liabilities, and other	(154,164)	(262,407)	(572,082)
Interest received	141,975	123,606	100,118
Dividends received	316,610	290,618	342,646
Interest paid	(46,217)	(35,371)	(40,780)
Income taxes paid, net of refunds	(700,528)	(505,260)	(544,887)

Net cash provided by (used in) operating activities	2,623,364	2,634,200	3,126,101

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,222,821)	(1,203,662)	(1,186,900)
Additions to equipment leased to others	(163,592)	(142,217)	(151,456)
Proceeds from sales of fixed assets excluding equipment leased to others	46,765	38,575	36,219
Proceeds from sales of equipment leased to others	49,892	46,461	45,183
Additions to intangible assets	(299,253)	(271,274)	(335,436)
Additions to public and corporate bonds and stocks	(2,220,217)	(2,511,346)	(1,904,588)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	2,249,367	1,982,302	1,989,345
Other, net	(95,852)	(1,339,372)	1,856,069

Net cash provided by (used in) investing activities	(1,655,711)	(3,400,534)	348,436

Cash flows from financing activities
Increase (decrease) in short-term debt	45,288	213,716	(164,899)
Proceeds from long-term debt	247,048	1,662,593	513,371
Payments of long-term debt	(163,486)	(170,373)	(1,818,653)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	(625,514)	(709,872)
Dividends paid to non-controlling interests	(50,903)	(34,840)	(49,629)
Reissuance (repurchase) of treasury stock	(476,128)	199,884	(404,718)

Net cash provided by (used in) financing activities	(1,016,982)	1,245,465	(2,634,401)

Effect of exchange rate changes on cash and cash equivalents	(86,553)	112,588	185,237

Net increase (decrease) in cash and cash equivalents	(135,882)	591,719	1,025,373

Cash and cash equivalents at beginning of year	2,818,313	2,682,431	3,274,149

Cash and cash equivalents at end of year	2,682,431	3,274,149	4,299,522

	Yen in millions
	For the year ended March 31, 2020	For the year ended March 31, 2021	For the year ended March 31, 2022
(Financial Services Business)
Cash flows from operating activities
Net income	218,293	370,967	485,690
Depreciation and amortization	739,484	715,757	761,801
Interest income and interest costs related to financial services, net	(200,727)	(241,016)	(360,837)
Share of profit (loss) of investments accounted for using the equity method	(11,753)	(5,655)	(7,831)
Income tax expense	66,284	121,536	171,327
Changes in operating assets and liabilities, and other	(1,081,707)	(780,798)	(623,051)
Interest received	664,167	661,272	742,364
Dividends received	1,799	3,901	4,740
Interest paid	(467,774)	(431,939)	(384,006)
Income taxes paid, net of refunds	(76,994)	(304,856)	(264,876)

Net cash provided by (used in) operating activities	(148,928)	109,168	525,321

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(23,472)	(10,240)	(10,366)
Additions to equipment leased to others	(2,031,699)	(2,133,378)	(2,135,437)
Proceeds from sales of fixed assets excluding equipment leased to others	1,184	1,967	1,530
Proceeds from sales of equipment leased to others	1,341,301	1,325,238	1,496,949
Additions to intangible assets	(5,739)	(7,173)	(10,650)
Additions to public and corporate bonds and stocks	(185,120)	(217,825)	(523,323)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	126,281	79,616	213,291
Other, net	(22,213)	(35,893)	113,635

Net cash provided by (used in) investing activities	(799,477)	(997,688)	(854,370)

Cash flows from financing activities
Increase (decrease) in short-term debt	514,196	(1,517,259)	(488,495)
Proceeds from long-term debt	5,458,616	8,043,141	7,800,854
Payments of long-term debt	(4,334,374)	(5,332,573)	(7,142,750)
Dividends paid to non-controlling interests	(4,052)	(1,757)	(2,094)

Net cash provided by (used in) financing activities	1,634,387	1,191,551	167,516

Effect of exchange rate changes on cash and cash equivalents	(54,454)	107,657	148,958

Net increase (decrease) in cash and cash equivalents	631,527	410,688	(12,575)

Cash and cash equivalents at beginning of year	784,492	1,416,020	1,826,707

Cash and cash equivalents at end of year	1,416,020	1,826,707	1,814,133

(Consolidated)
Effect of exchange rate changes on cash and cash equivalents	(141,007)	220,245	334,195

Net increase (decrease) in cash and cash equivalents	495,645	1,002,406	1,012,798

Cash and cash equivalents at beginning of year	3,602,805	4,098,450	5,100,857

Cash and cash equivalents at end of year	4,098,450	5,100,857	6,113,655

(4) Geographic information
As of and for the year ended March 31, 2020

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	9,503,238	10,419,869	3,133,227	4,785,489	2,024,724	—	29,866,547
Inter-segment revenues and transfers	6,938,614	222,165	222,130	507,741	89,387	(7,980,038)	—

Total	16,441,852	10,642,034	3,355,357	5,293,231	2,114,111	(7,980,038)	29,866,547
Operating expenses	14,856,576	10,388,830	3,211,540	4,929,684	2,030,110	(7,949,425)	27,467,315

Operating income	1,585,276	253,205	143,817	363,547	84,001	(30,613)	2,399,232

Total assets	18,221,453	18,579,078	4,264,022	5,307,513	2,881,536	4,718,761	53,972,363
Non-current assets	4,697,388	5,517,466	570,563	708,066	428,707	—	11,922,190
As of and for the year ended March 31, 2021

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,587,193	9,325,950	2,968,289	4,555,897	1,777,266	—	27,214,594
Inter-segment revenues and transfers	6,361,739	165,853	166,200	489,398	95,630	(7,278,820)	—

Total	14,948,931	9,491,803	3,134,489	5,045,295	1,872,895	(7,278,820)	27,214,594
Operating expenses	13,799,715	9,090,442	3,026,518	4,609,354	1,813,048	(7,322,232)	25,016,845

Operating income	1,149,217	401,361	107,971	435,940	59,847	43,413	2,197,748

Total assets	19,674,666	20,138,715	5,074,409	6,548,343	3,469,635	7,361,372	62,267,140
Non-current assets	5,232,862	5,705,770	751,245	896,542	461,723	—	13,048,143
As of and for the year ended March 31, 2022

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	8,214,740	10,897,946	3,692,214	5,778,115	2,796,493	—	31,379,507
Inter-segment revenues and transfers	7,776,696	268,534	175,633	752,452	131,690	(9,105,004)	—

Total	15,991,436	11,166,479	3,867,847	6,530,566	2,928,183	(9,105,004)	31,379,507
Operating expenses	14,567,991	10,600,695	3,704,874	5,858,216	2,690,014	(9,037,980)	28,383,811

Operating income	1,423,445	565,784	162,973	672,350	238,169	(67,024)	2,995,697

Total assets	21,502,155	23,353,812	5,711,271	7,461,812	4,309,248	5,350,474	67,688,771
Non-current assets	5,501,046	6,251,499	891,146	977,235	537,631	—	14,158,559
“Other” consists of Central and South America, Oceania, Africa and the Middle East.
Non-current
assets do not include financial instruments, deferred tax assets, net defined benefit assets and rights arising under insurance contracts.
The above amounts are aggregated by region based on the location of the country where TMC or consolidated subsidiaries are located. Transfers between geographic areas are made in accordance with terms and conditions in the ordinary course of business.
Unallocated amounts included in assets represent assets held for corporate purpose, which mainly consist of cash and cash equivalents and financial assets measured at fair value through other comprehensive income, and the balances as March 31, 2020, 2021 and 2022 are ¥8,584,459 million, ¥11,344,879 million and ¥10,020,460 million, respectively.

(5) Sales revenues by location of external customers
In addition to the disclosure requirements under IFRS, Toyota discloses this information in order to provide financial statements users with valuable information
.

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Japan	7,229,849	6,820,590	6,425,184
North America	10,546,655	9,437,314	10,953,472
Europe	2,932,324	2,734,152	3,495,785
Asia	5,217,857	5,057,397	6,017,646
Other	3,939,863	3,165,141	4,487,420

Total	29,866,547	27,214,594	31,379,507

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.